Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Sales	$ 590,333	$ 750,756	$ 1,819,622	$ 1,522,781	$ 2,466,198	$ 2,422,996
Cost of Goods Sold	489,822	629,023	1,515,984	1,258,376	2,048,173	1,553,516
Gross Profit	100,511	121,733	303,638	264,405	418,025	869,480
Operating Expenses:
Selling, general, and administrative expenses	397,360	477,310	1,393,133	1,679,135	2,180,288	2,834,856
Intangibles impairment					35,719
Depreciation and amortization					8,931	7,374
TOTAL OPERATING EXPENSES	397,360	477,310	1,393,133	1,679,135	2,224,938	2,842,430
LOSS FROM OPERATIONS	(296,849)	(355,577)	(1,089,495)	(1,414,730)	(1,806,913)	(1,972,750)
Other (Income) Expense:
Other expense					7,068
Interest and financing costs	(346,534)	(240,715)	(1,166,231)	(844,426)	1,220,730	1,440,220
Gains on debt extinguishment, net of prepayment penalty		159,846		234,933	(370,075)	(1,536,815)
Gain (loss) on change in fair market value of derivative		(20,811)		(8,710)	8,710	5,916
TOTAL OTHER EXPENSE, NET	(346,534)	(101,680)	(1,166,231)	(618,203)	866,433	(90,679)
LOSS BEFORE TAXES	(643,383)	(457,257)	(2,255,726)	(2,032,933)	(2,673,346)	(1,882,071)
Provision for Income tax
NET LOSS	(643,383)	(457,257)	(2,255,726)	(2,032,933)	(2,673,346)	(1,882,071)
Dividends Attributable to Series B Preferred Stock	(34,931)		(111,623)		584,072
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (678,314)	$ (457,257)	$ (2,367,349)	$ (2,032,933)	$ (3,257,418)	$ (1,882,071)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS (in Dollars per share)	$ (0.1)	$ (0.12)	$ (0.38)	$ (0.68)	$ (0.95)	$ (1.32)
Weighted Average Number of Common Shares Outstanding:
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)	6,993,995	3,761,575	6,281,211	3,003,634	3,424,570	1,425,249